BUSINESS DESCRIPTION	12 Months Ended
Dec. 31, 2019
BUSINESS DESCRIPTION [Abstract]
BUSINESS DESCRIPTION
1.	BUSINESS DESCRIPTION

Business Overview

Transportadora de Gas del Sur S.A. (“TGS” or the “Company”) is one of the companies created as a result of the privatization of Gas del Estado S.E. (“GdE”). TGS commenced operations on December 29, 1992 and it is mainly engaged in the Transportation of Natural Gas, and Production and Commercialization of natural gas Liquids (“Liquids”). TGS’s pipeline system connects major natural gas fields in southern and western Argentina with natural gas distributors and industries in those areas and in the greater Buenos Aires area. The natural gas transportation license to operate this system was exclusively granted to TGS for a period of thirty-five years (“the License”). TGS is entitled to a one-time extension of ten years provided that it has essentially met the obligations imposed by the License and by the Ente Nacional Regulador del Gas (National Gas Regulatory Body or “ENARGAS”). The General Cerri Gas Processing Complex (the “Cerri Complex”), where TGS processes natural gas by extracting liquids, was transferred from GdE along with the gas transmission assets. TGS also provides midstream services, which mainly consist of gas treatment, removal of impurities from the natural gas stream, gas compression, wellhead gas gathering and pipeline construction, operation and maintenance services. Also, telecommunications services are provided through the subsidiary Telcosur S.A. (“Telcosur”). These services consist of data transmission services through a network of digital terrestrial radio relay.

Subsequently, the corporate purpose of the Company was modified to incorporate the development of complementary activities, incidental, linked and / or derived from natural gas transportation, such as the generation and commercialization of electric power and the provision of other services for the hydrocarbon sector in general.

Major Shareholders

TGS’s controlling shareholder is Compañía de Inversiones de Energía S.A. (“CIESA”), which holds 51% of the common stock. Local and foreign investors hold the remaining ownership of TGS’s common stock. CIESA is under co-control of: (i) Pampa Energía S.A. (“Pampa Energía”), which holds 10% of CIESA’s common stock, (ii) CIESA Trust (whose trustee is Pampa Energía and whose beneficiary is PHA SAU, a wholly owned subsidiary of by Pampa Energía) (the “Trust”), who has a trust shareholding of 40% of the share capital of CIESA and (iii) Grupo Inversor Petroquímica S.L. (member of GIP Group, headed by Sielecki´s family; “GIP”), and PCT L.L.C. (“PCT”), which directly and together with WST S.A. (Member of Werthein Group, “WST”) indirectly through PEPCA S.A. (“PEPCA”), hold a 50% of the shareholding in CIESA in the following shares: GIP 27.10%, WST 4.58% and PCT 18.32%.

Macroeconomic context

The Company operates in an economic context whose main variables have recently had strong volatility as a result of political and economic events both nationally and internationally.

In the domestic market, particularly, the shares of the main contributing companies, sovereign bonds and the Argentine peso experienced a sharp drop in their value.

In this context and after the mandate of President Alberto Fernández began, on December 23, 2019, the National Congress passed Law No. 27,541 - “Law of social solidarity and productive reactivation” (the “Solidarity Law”). This law, based on the public emergency, grants the Executive Branch broad legislative powers to create the necessary conditions for economic recovery and achieve fiscal sustainability.

Among the measures adopted by this law are, among others:

1.
Provisions regarding sovereign debt through which the Executive Branch is empowered to carry out the negotiations and make the necessary decisions to achieve the renegotiation of the Argentine public debt.

2.	Freezing and tariff review of transportation and distribution services of natural gas and electric power (for more information, see Note 17.a).

3.	Establishment of a cap on the export rights of hydrocarbons (for more information see Note 17.b).

4.	Establishment of a regime of regularization of tax, social security and customs obligations.

5.	Tax modifications concerning taxes on: personal property, financial income, income (for more information, see Note 14 and 19.c), on bank and internal credits and debits.

6.	Creation of the Tax for an Inclusive and Solidarity Argentina that taxes foreign currency acquisition operations for treasury, acquisition of goods and services and tourism.

7.	Modifications to customs taxes.

The Company’s Management permanently monitors the evolution of the situations that affect its business, in order to determine the possible actions to be taken and identify the possible impact financial situation and results of its operation. The financial statements of the Company must be read considering these circumstances.